Additional Paid in Capital (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Additional Paid In Capital [Line Items]
Capital contribution	$ 1,835,297	$ 69,000	$ 217,008